Cover	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2026
Entity File Number	001-34861
Entity Registrant Name	SENTIENT BRANDS HOLDINGS INC.
Entity Central Index Key	0001358633
Entity Tax Identification Number	86-3765910
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	30 N Gould Street
Entity Address, Address Line Two	Suite 61963
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	(646)
Local Phone Number	202-2897
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false